Geographic Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2021
Geographic Information and Major Customers [Abstract]
Schedule of revenues by geographical areas from external customers
	Year ended December 31,
	2021	2020	2019
Revenues by geographical areas from external customers

Israel	$1,600,642	$573,121	$650,146
United Kingdom	274,325	160,073	135,835
Switzerland	100,580	143,014	-
Rest of the world	100,208	111,675	107,053
	$2,075,755	$987,883	$893,034

Schedule of major customers
	Year ended December 31,
	2021	2020	2019
	%	%	%
Major Customers by percentage from total revenues
Customer A	15.0	15.4	13.7
Customer B	11.8	10.3	-
Customer C	10.5	-	-
Customer D	8.4	-	11.7